TAXATION - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 01, 2008	Nov. 30, 2016	Oct. 31, 2015	Apr. 30, 2011	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2008	Dec. 31, 2020 USD ($)
TAXATION
Unified enterprise income tax rate	25.00%
Undistributed earnings from its PRC subsidiaries					¥ 1,262,028					$ 193,414
Withholding tax liability					10,263	$ 1,573
Unrecognized tax benefits					68,696		¥ 2,443			10,528
Unrecognized tax benefits impact in the effective rate					¥ 58,916
Shanghai Blue Cloud Technology Co., Ltd. ("SH Blue Cloud")
TAXATION
Preferential tax rate			15.00%		15.00%	15.00%	15.00%	15.00%
Shenzhen Diyixian Telecommunication Co., Ltd. ("SZ DYX")
TAXATION
Preferential tax rate		15.00%			15.00%	15.00%	15.00%	15.00%
Preferential tax rate, additional term		3 years
Beijing 21Vianet Broad Band Data Center Co., Ltd. ("21Vianet Beijing")
TAXATION
Income tax rate								15.00%
Preferential tax rate					15.00%	15.00%	15.00%	15.00%	15.00%
21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")
TAXATION
Preferential tax rate				15.00%	15.00%	15.00%	15.00%	15.00%
TAIWAN | DYX Taiwan
TAXATION
Income tax rate					20.00%	20.00%	20.00%	20.00%
PRC
TAXATION
Income tax rate on PRC tax resident enterprises					25.00%	25.00%
Net tax operating losses from PRC subsidiaries (in RMB)					¥ 710,815					108,937
Interest expenses (in RMB)					5,391	$ 826	¥ (1,447)	¥ (2,761)
Accumulated interest expenses (in RMB)					¥ 6,112		¥ 721			$ 937
PRC | Minimum
TAXATION
Net tax operating losses expiration year					2021	2021
PRC | Maximum
TAXATION
Net tax operating losses expiration year					2030	2030
HONG KONG | 21Vianet Hong Kong Entities
TAXATION
Income tax rate					16.50%	16.50%	16.50%	16.50%
Non-PRC
TAXATION
Withholding tax percent					10.00%	10.00%